Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Cash disposed	$ 13	$ 0	$ 10
Cash acquired from acquisition	617	63	0
Dividends paid to non-controlling shareholders	$ 141	$ 61	$ 85